Earnings/(Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Components of the numerator for the calculation of basic and diluted EPS
Net income/(loss) net of non-controlling interests - continuing operations - basic	$ 803,822	$ (173,014)
Net income/(loss) net of non-controlling interests - continuing operations - diluted	803,822	(173,014)
Net (loss)/income net of non-controlling interest - discontinued operations - basic	(87,487)	578,855
Net (loss)/income net of non-controlling interest - discontinued operations - diluted	$ (87,487)	$ 578,855
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)	108,030	110,123
Dilutive impact of share options and RSUs (in shares)	563	229
Weighted average number of common shares outstanding, diluted (in shares)	108,593	110,352
Basic EPS from continuing operations (in USD per share)	$ 7.44	$ (1.57)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	7.40	(1.57)
Basic (loss)/earnings per share from discontinued operations (in USD per share)	(0.81)	5.26
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ (0.81)	$ 5.26